Financial Instruments (Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Net Income (Detail) - Cash Flow Hedge - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 2,494	¥ 2,110	¥ 2,457
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ (1,990)	121	9
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ (1,001)	(576)	(914)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 5,485	¥ 2,565	¥ 3,362